Reconciliation of Beginning And Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 9,064	$ 8,514
Actual gain (loss) on plan assets	285	727
Purchases and sales	(1,547)	(162)
Transfers in and/or out	9	(15)
Ending Balance	7,811	9,064
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	189	180
Actual gain (loss) on plan assets	12	(4)
Purchases and sales	(14)	48
Transfers in and/or out	9	(35)
Ending Balance	196	189
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	2,158	1,769
Actual gain (loss) on plan assets	84	258
Purchases and sales	(224)	43
Transfers in and/or out		88
Ending Balance	2,018	2,158
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	6,055	5,849
Actual gain (loss) on plan assets	146	477
Purchases and sales	(1,162)	(203)
Transfers in and/or out		(68)
Ending Balance	5,039	6,055
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	662	716
Actual gain (loss) on plan assets	43	(4)
Purchases and sales	(147)	(50)
Ending Balance	$ 558	$ 662